Commitments and Contingencies (Details 1) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
Commitments and Contingencies
Financial guarantee liability	$ 550,392	$ 667,042
Financial guarantee liability Current and Non Current	1,141,262
Financial guarantee liability	$ 590,870	$ 440,170